Commitments and Contingencies (Details 2) (Guarantee of short-term bank loans, Third parties guaranteed)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Commitments and contingencies
Guaranteed amount	$ 52,296,127	320,000,000	210,000,000